Schedule of Investments

March 31, 2024 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 52.2%

Communication Services - 6.6%
ALPHABET INC (A) (1)	5,691	858,943
AT&T INC	3,768	66,317
CHARTER COMMUNICATIONS INC CL A (1)	65	18,891
COMCAST CORP NEW CL A	2,055	89,084
ELECTRONIC ARTS INC	160	21,227
FOX CORPORATION CLASS A	2,115	66,136
FOX CORPORATION CLASS B	1,577	45,134
INTERPUBLIC GROUP OF COS INC	1,270	41,440
LIVE NATION ENTERTAINMENT INC (1)	145	15,337
MATCH GROUP INC (1)	1,354	49,123
META PLATFORMS INC	1,122	544,821
NETFLIX INC (1)	205	124,503
NEWS CORPORATION	2,243	58,722
NEWS CORPORATION (B)	2,046	55,365
PARAMOUNT GLOBAL	338	7,379
PINTEREST INC (1)	385	13,348
ROBLOX CORPORATION (1)	316	12,065
ROKU INC. (A) (1)	94	6,126
SPOTIFY TECHNOLOGY S A (1)	82	21,640
TAKE TWO INTERACTIVE SOFTWARE (1)	111	16,482
T-MOBILE US INC	241	39,336
TRADE DESK, INC. (THE) (1)	262	22,904
VERIZON COMMUNICATIONS INC	2,072	86,941
WALT DISNEY CO (THE)	939	114,896
WARNER BROS. DISCOVERY, INC. (1)	1,757	15,339

		2,411,499

Consumer Discretionary - 10.3%
AIRBNB INC (1)	216	35,631
AMAZON.COM INC (1)	4,734	853,919
APTIV PLC (1)	181	14,417
AUTOZONE INC (NEV) (1)	10	31,517
BATH & BODY WORKS INC	1,614	80,732
BEST BUY CO INC	135	11,074
BOOKING HOLDINGS INC	18	65,302
BORG WARNER INC	1,200	41,688
BRUNSWICK CORP	156	15,057
BURLINGTON STORES INC (1)	33	7,662
CAESARS ENTERTAINMENT INC (1)	1,120	48,989
CARMAX INC (1)	1,037	90,333
CARNIVAL CORP NEW (1)	440	7,190
CARVANA CO (1)	61	5,363
CATO CORP (THE) NEW	1,089	6,284
CHIPOTLE MEXICAN GRILL INC (1)	12	34,881
COUPANG INC (1)	703	12,506
CROCS INCORPORATED (1)	58	8,340
DANA INCORPORATED	938	11,913
DECKERS OUTDOOR CORP (1)	12	11,295
DOMINO'S PIZZA INC	205	101,860
DOORDASH INC (1)	161	22,173
DR HORTON INC	184	30,277
DRAFTKINGS INC (1)	250	11,353
DUOLINGO, INC. (1)	24	5,294

EBAY INC	286	15,095
EL POLLO LOCO HOLDINGS INC (1)	1,178	11,474
ETSY INC (1)	1,276	87,687
EXPEDIA GROUP INC (1)	54	7,439
FIVE BELOW INC (1)	35	6,348
FLOOR & DECOR HOLDINGS INC (1)	85	11,018
FORD MOTOR COMPANY	2,016	26,772
GARMIN LIMITED	76	11,314
GENERAL MOTORS COMPANY	718	32,561
GENUINE PARTS CO	122	18,901
HASBRO INC	1,106	62,511
HILTON WORLDWIDE HOLDINGS INC	140	29,863
HOME DEPOT INC	478	183,361
LAS VEGAS SANDS CORP	277	14,321
LEAR CORPORATION	154	22,312
LENNAR CORP	217	37,320
LIBERTY MEDIA (A) LIBERTY FORMULA ONE	199	11,689
LITHIA MOTORS INC	39	11,734
LKQ CORPORATION	1,240	66,228
LOWES COMPANIES INC	281	71,579
LULULEMON ATHLETICA INC (1)	62	24,220
MARRIOTT INTERNATIONAL INC	130	32,800
MCDONALDS CORP	347	97,837
MGM RESORTS INTERNATIONAL (1)	1,712	80,824
MOHAWK INDS INC (1)	700	91,623
NIKE INC	675	63,437
NORWEGIAN CRUISE LINE HOLDINGS LTD (1)	3,576	74,846
O'REILLY AUTOMOTIVE INC (1)	34	38,382
POOL CORPORATION	193	77,876
PULTEGROUP INC	220	26,536
RALPH LAUREN CORP	521	97,823
RIVIAN AUTOMOTIVE INC (1)	498	5,453
ROSS STORES INC	197	28,912
ROYAL CARIBBEAN GROUP (1)	155	21,547
SERVICE CORP INTL	217	16,104
STARBUCKS CORP	625	57,119
TAPESTRY INC	2,155	102,319
TESLA INC (1)	1,406	247,161
TJX COMPANIES INC	522	52,941
TOPBUILD CORP (1)	36	15,866
TRACTOR SUPPLY CO	89	23,293
TRI POINTE HOMES INC (1)	670	25,902
Ulta Beauty, Inc. (1)	31	16,209
WAYFAIR INC (1)	91	6,177
WHIRLPOOL CORP	295	35,291
WILLIAMS SONOMA INC	48	15,241
WYNN RESORTS LTD	580	59,293
YUM BRANDS INC	188	26,066

		3,765,675

Consumer Staples - 1.8%
ALTRIA GROUP INC	258	11,254
ARCHER DANIELS MIDLAND CO	102	6,407
CAMPBELL SOUP CO	1,260	56,007
CELSIUS HOLDINGS INC (1)	28	2,322
CHURCH & DWIGHT INC	60	6,259
CLOROX COMPANY	28	4,287
COCA COLA CO	616	37,687
COLGATE PALMOLIVE CO	144	12,967
CONSTELLATION BRANDS INC	39	10,599
COSTCO WHOLESALE CORP	73	53,482
DOLLAR GENERAL CORP NEW	23	3,589
DOLLAR TREE INC (1)	25	3,329
E.L.F. BEAUTY INC (1)	13	2,548
ESTEE LAUDER COMPANIES INC	43	6,628
GENERAL MILLS INC	143	10,006
HERSHEY COMPANY (THE)	19	3,696

J M SMUCKER COMPANY	332	41,789
KENVUE INC	353	7,575
KEURIG DR PEPPER INC	208	6,379
KIMBERLY CLARK CORP	69	8,925
KROGER CO	66	3,771
LAMB WESTON HOLDINGS INC	523	55,715
MCCORMICK & CO INC	75	5,761
MOLSON COORS BEVERAGE COMPANY	825	55,481
MONDELEZ INTERNATIONAL INC (A)	254	17,780
MONSTER BEVERAGE CORPORATION (1)	154	9,129
PEPSICO INC	198	34,652
PERFORMANCE FOOD GROUP CO (1)	60	4,478
PHILIP MORRIS INTL INC	281	25,745
PROCTER & GAMBLE CO	340	55,165
SYSCO CORP	97	7,874
TARGET CORPORATION	82	14,531
THE KRAFT HEINZ COMPANY	104	3,838
TYSON FOODS INC	78	4,581
WALGREEN BOOTS ALLIANCE INC	167	3,622
WALMART INC	658	39,592

		637,450

Energy - 0.4%
APA CORPORATION	1,749	60,131
MARATHON OIL CORP	2,504	70,963

		131,094

Financials - 6.2%
AFLAC INCORPORATED	131	11,248
ALLSTATE CORPORATION	69	11,938
AMERICAN EXPRESS CO	129	29,372
AMERICAN INTL GROUP NEW	193	15,087
AMERIPRISE FINANCIAL, INC	26	11,399
AON PLC (IRELAND)	46	15,351
APOLLO GLOBAL MANAGEMENT INC	130	14,619
ARCH CAPITAL GROUP LTD (1)	125	11,555
ARES MANAGEMENT CORPORATION	57	7,580
ARTHUR J GALLAGHER & CO	58	14,502
ASSURANT INC	371	69,837
BANK OF AMERICA CORP NEW	1,402	53,164
BANK OF NEW YORK MELLON CORP	240	13,829
Berkshire Hathaway Class B (1)	437	183,767
BLACKROCK INC	35	29,180
BLACKSTONE INC	170	22,333
BLOCK INC (1)	90	7,612
BROWN & BROWN INC	84	7,353
CAPITAL ONE FINL CORP	79	11,762
CHARLES SCHWAB CORP	382	27,634
CHUBB LIMITED	87	22,544
CITIGROUP INC	435	27,509
CITIZENS FINANCIAL GROUP INC	2,324	84,338
CME GROUP INC	95	20,453
COINBASE GLOBAL INC (1)	45	11,930
COMERICA INC	640	35,194
CORPAY, INC (1)	13	4,011
DISCOVER FINANCIAL SERVICES	30	3,933
DYNEX CAPITAL INC	571	7,109
ESSENT GROUP LTD	132	7,855
EVERCORE INC	37	7,126
EVEREST GROUP LTD	10	3,975
FACTSET RESEARCH SYSTEMS INC	17	7,725
FIDELITY NATIONAL FINANCIAL INC	72	3,823
FIDELITY NATL INFORMATION SERV	155	11,498
FIFTH THIRD BANCORP	197	7,330
FIRST COMWLTH FINL CORP PA	529	7,364
FISERV INC (1)	143	22,854

FRANKLIN RESOURCES INC	1,381	38,820
GLOBAL PAYMENT INC	95	12,698
GLOBE LIFE INC	298	34,678
GOLDMAN SACHS GROUP INC	73	30,491
INTERCONTINENTAL EXCHANGE INC	129	17,728
JACK HENRY & ASSOC INC	323	56,115
JPMORGAN CHASE & CO	645	129,194
KEYCORP	4,214	66,623
KINSALE CAPITAL GROUP INC	7	3,673
KKR & CO INC	185	18,607
LINCOLN NATL CORP IND	7,074	225,873
LOEWS CORPORATION	977	76,489
LPL FINANCIAL HOLDINGS INC	26	6,869
M & T BANK CORP	68	9,890
MARSH & MCLENNAN COS INC	124	25,542
MASTERCARD INCORPORATED	191	91,980
METLIFE INC	150	11,117
MIDLAND STATES BANCORP, INC.	538	13,520
MOODY'S CORPORATION	46	18,079
MORGAN STANLEY	313	29,472
MSCI INC	23	12,890
NU HOLDINGS LTD (1)	644	7,683
PAYPAL HOLDINGS INC (1)	305	20,432
PNC FINANCIAL SVCS GROUP INC	112	18,099
PROGRESSIVE CORP OH	150	31,023
PRUDENTIAL FINANCIAL INC	122	14,323
RAYMOND JAMES FINANCIAL INC	82	10,530
REGIONS FINANCIAL CORP NEW	453	9,531
ROBINHOOD MARKETS INC (1)	229	4,610
S&P GLOBAL INC	76	32,334
S&T BANCORP INC	360	11,549
SIGNATURE BANK NY	1,708	3,928
SMARTFINANCIAL INC	457	9,629
SOFI TECHNOLOGIES INC (1)	421	3,073
SOUTHSTATE CORPORATION	130	11,054
SVB FINANCIAL GROUP (1)	798	40
SYNCHRONY FINANCIAL	290	12,505
T ROWE PRICE GROUP INC	89	10,851
TOAST INC (1)	135	3,364
TRAVELERS COS INC (THE)	70	16,110
TRUIST FINANCIAL CORP	386	15,046
TRUSTCO BK CORP NY	434	12,221
US BANCORP NEW	455	20,339
VISA INC.	358	99,911
WEBSTER FIN CORP WATERBURY	221	11,220
WELLS FARGO & CO NEW	876	50,773
WILLIS TOWERS WATSON PLC	32	8,800
ZIONS BANCORPORATION N.A	724	31,422

		2,276,441

Healthcare - 5.8%
ABBOTT LABS	355	40,349
ABBVIE INC	377	68,652
ACADIA HEALTHCARE COMPANY INC (1)	44	3,486
AGILENT TECHNOLOGIES INC	72	10,477
ALIGN TECHNOLGY INC (1)	12	3,935
ALNYLAM PHARMACEUTICALS (1)	24	3,587
AMGEN INC	118	33,550
AMICUS THERAPEUTICS, INC (1)	374	4,406
ARROWHEAD PHARMACEUTICALS INC (1)	72	2,059
AVANTOR INC (1)	250	6,393
BAXTER INTL INC	166	7,095
BECTON DICKINSON & CO	60	14,847
BIO RAD LABORATORIES INC (1)	189	65,369
BIOGEN INC (1)	32	6,900
BIOMARIN PHARMACEUTICALS (1)	78	6,813
BIO-TECHNE CORP	450	31,676

BLUEPRINT MEDICINES CORPORATION (1)	31	2,941
BOSTON SCIENTIFIC CORP (1)	318	21,780
BRIDGEBIO PHARMA, INC (1)	82	2,535
BRISTOL-MYERS SQUIBB CO	469	25,434
CARDINAL HEALTH INC	63	7,050
CATALENT INC (1)	1,474	83,207
CENCORA INC	39	9,477
CENTENE CORPORATION (1)	168	13,185
CHARLES RIVER LABS INTL INC (1)	335	90,768
COOPER COMPANIES INC (THE)	77	7,812
CVS HEALTH CORP	289	23,051
CYTOKINETICS INCORPORATED (1)	35	2,454
DANAHER CORP	141	35,211
DAVITA INC (1)	710	98,016
DENTSPLY SIRONA INC	2,083	69,135
DEXCOM INC (1)	80	11,096
EDWARDS LIFESCIENCES CORP (1)	154	14,716
ELANCO ANIMAL HEALTH INCORPORATED (1)	284	4,624
ELEVANCE HEALTH INC	58	30,075
ELI LILLY & CO	207	161,038
GE HEALTHCARE TECHNOLOGIES INC	77	7,000
GILEAD SCIENCE INC	290	21,243
HCA HEALTHCARE INC	45	15,009
HENRY SCHEIN INC (1)	600	45,312
HUMANA INC	36	12,482
ICON PLC ADS (1)	24	8,063
IDEXX LABORATORIES CORP (1)	24	12,958
ILLUMINA INC (1)	55	7,553
INCYTE CORPORATION (1)	486	27,687
INTELLIA THERAPEUTICS INC (1)	123	3,384
INTRA-CELLULAR THERAPIES INC. (1)	84	5,813
INTUITIVE SURGICAL INC (1)	82	32,725
Iovance Biotherapeutics, Inc (1)	88	1,304
IQVIA HOLDINGS INC (1)	42	10,621
JOHNSON AND JOHNSON	519	82,101
LAB CORP OF AMERICA NEW	47	10,268
MADRIGAL PHARMACEUTICALS INC (1)	10	2,670
MCKESSON CORP	36	19,327
MEDTRONIC PLC	331	28,847
MERCK & CO INC	557	73,496
METTLER TOLEDO INTL INC (1)	8	10,650
MODERNA, INC. (1)	98	10,443
MOLINA HEALTHCARE INC (1)	22	9,038
NATERA, INC (1)	43	3,933
NEUROCRINE BIOSCIENCES INC (1)	48	6,620
PENUMBRA INC (1)	18	4,017
PFIZER INC	1,335	37,046
QUEST DIAGNOSTICS INC	292	38,868
REGENERON PHARMACEUTICALS INC (1)	26	25,025
REPLIGEN CORP (1)	25	4,598
RESMED INC	47	9,307
REVVITY INC	297	31,185
ROYALTY PHARMA PLC	204	6,195
SAREPTA THERAPEUTICS INC (1)	33	4,272
SHOCKWAVE MEDICAL, INC. (1)	15	4,884
SIMULATIONS PLUS INC	117	4,815
STERIS PLC (IRELAND)	40	8,993
STRYKER CORP	90	32,208
SYNDAX PHARMACEUTICALS INC (1)	186	4,427
TENET HEALTHCARE CORP (1)	56	5,886
THE CIGNA GROUP	76	27,602
THERMO FISHER SCIENTIFIC INC	72	41,847
ULTRAGENYX PHARMACEUTICAL INC (1)	87	4,062
UNITEDHEALTH GROUP INC (DEL)	219	108,339
UNIVERSAL HEALTH SVR INC	420	76,633
UTAH MEDICAL PRODUCTS INC	91	6,471
VAXCYTE, INC. (1)	62	4,235
VEEVA SYSTEMS INC (1)	47	10,889

VERACYTE INC (1)	193	4,277
VERTEX PHARMACEUTICALS (1)	61	25,499
VIATRIS INC.	4,984	59,509
VIKING THERAPEUTICS, INC. (1)	29	2,378
WATERS CORP (1)	26	8,950
WEST PHARMACEUTICAL SVCS INC	22	8,706
ZOETIS INC	99	16,752

		2,119,621

Industrials - 4.0%
3M COMPANY	39	4,137
A. O. SMITH CORP	820	73,357
ALLEGION PLC	491	66,143
AMERICAN AIRLINES GROUP INC (1)	4,534	69,597
AMETEK INC	20	3,658
API GROUP CORPORATION (1)	74	2,906
AUTOMATIC DATA PROCESSING	61	15,234
AXON ENTERPRISE INC (1)	12	3,755
BOEING COMPANY (1)	71	13,702
BOISE CASCADE COMPANY	18	2,761
BOOZ ALLEN HAMILTON HOLDING CORPORATION	24	3,563
BROADRIDGE FIN'L SOLUTIONS	26	5,326
BUILDERS FIRSTSOURCE INC (1)	24	5,005
C.H. ROBINSON WRLDWDE INC	327	24,898
CARLISLE COMPANIES	10	3,919
CARRIER GLOBAL CORP	60	3,488
CATERPILLAR INC	63	23,085
CHART INDUSTRIES INC (1)	10	1,647
CINTAS CORP	15	10,305
CLEAN HARBORS INC (1)	19	3,825
CNH INDUSTRIAL N.V.	237	3,072
COLUMBUS MCKINNON CORP NY	90	4,017
COMFORT SYSTEMS USA INC	7	2,224
COPART INC (1)	150	8,688
CSX CORP	288	10,676
CUMMINS INC	25	7,366
CURTISS WRIGHT CORP	21	5,375
DEERE & CO	29	11,911
DELTA AIR LINES INC. (NEW)	124	5,936
DOVER CORP	21	3,721
EATON CORP PLC (IRELAND)	48	15,009
EMERSON ELECTRIC CO	65	7,372
ENNIS INC	222	4,553
EQUIFAX INC	14	3,745
FASTENAL CO	48	3,703
FEDEX CORP	29	8,402
FERGUSON PLC	18	3,932
FRANKLIN ELECTR INC	48	5,127
FTI CONSULTING INC (1)	8	1,682
GE AEROSPACE TRADING	146	25,627
GENERAC HOLDINGS INC (1)	335	42,257
GENERAL DYNAMICS CORP	27	7,627
GRAINGER W W INC	8	8,138
GXO LOGISTICS INC (1)	70	3,763
Heico Corp (1)	30	4,618
HONEYWELL INTERNATIONAL INC	105	21,551
HOWMET AEROSPACE INC	69	4,722
HUBBELL INC	11	4,566
HUNTINGTON INGALLS INDUSTRIES INC	240	69,953
ILLINOIS TOOL WKS INC	44	11,807
INGERSOLL RAND INC	75	7,121
ITT CORP	37	5,033
J.B. HUNT TRANSPORT SERVICES INC	20	3,985
JACOBS SOLUTIONS INC	27	4,151
JOHNSON CONTROLS INTERNATIONAL PLC	113	7,381
KENNAMETAL INC	149	3,716
KNIGHT-SWIFT TRANSPORTATION HOLDINGS INC	53	2,916

L3HARRIS TECHNOLOGIES INC	33	7,032
LEIDOS HOLDINGS INC	612	80,227
LENNOX INTERNATIONAL INC	8	3,910
LOCKHEED MARTIN CORP	33	15,011
LYFT INC (1)	61	1,180
MASCO CORP	981	77,381
MASTEC INC (FL) (1)	15	1,399
MIDDLEBY CORP (1)	22	3,537
NEXTRACKER INC (1)	24	1,350
NORDSON CORP	178	48,868
NORFOLK SOUTHERN CORP	37	9,430
NORTHROP GRUMMAN CORP	22	10,531
NORTHWEST PIPE COMPANY (1)	89	3,087
NVENT ELECTRIC PLC	48	3,619
OLD DOMINION FREIGHT LINE	34	7,457
OTIS WORLDWIDE CORP	74	7,346
OWENS CORNING INC	21	3,503
PACCAR INC	76	9,416
PARKER HANNIFIN CORP	20	11,116
PAYCHEX INC	57	7,000
PAYCOM SOFTWARE INC	176	35,026
PAYLOCITY HOLDING CORPORATION (1)	11	1,890
QUANTA SERVICES INC	25	6,495
RB GLOBAL INC	33	2,514
REGAL REXNORD CORP	14	2,521
RESOURCES CONNECTION INC	234	3,079
ROBERT HALF INC	311	24,656
ROCKWELL AUTOMATION INC	19	5,535
RTX CORPORATION	215	20,969
SAIA INC (1)	5	2,925
SIMPSON MFG CO INC (DEL)	16	3,283
SITEONE LANDSCAPE SUPPLY INC (1)	14	2,444
SNAP ON INC	187	55,393
SOUTHWEST AIRLINES CO	112	3,269
STANLEY BLACK & DECKER INC	572	56,016
TETRA TECH INC	16	2,955
TEXTRON INC	41	3,933
TORO CO	25	2,291
TRANE TECHNOLOGIES PLC	35	10,507
TRANSDIGM GROUP INC	8	9,853
TRANSUNION	36	2,873
TREX COMPANY INC (1)	31	3,092
UBER TECHNOLOGIES INC (1)	296	22,789
UNION PACIFIC CORP	89	21,888
UNITED AIRLINES HOLDINGS INC (1)	1,469	70,336
UNITED PARCEL SERVICE INC	106	15,755
UNITED RENTALS INC	11	7,932
VERALTO CORPORATION	43	3,812
VERISK ANALYTICS INC	28	6,600
VERTIV HOLDINGS LLC	58	4,737
WABTEC	33	4,807
WASTE MANAGEMENT INC	60	12,789
WATSCO INC	9	3,888
WESCO INTERNATIONAL INC	12	2,055
WillScot Mobile Mini Holdings Corp. (1)	47	2,186
XPO INC (1)	20	2,441
XYLEM INC	42	5,428

		1,457,116

Information Technology - 13.9%
ACCENTURE PLC (IRELAND)	244	84,573
ADOBE INC. (1)	161	81,241
ADVANCED ENERGY INDS INC	202	20,600
ADVANCED MICRO DEVICES INC (1)	541	97,645
ANALOG DEVICES INC	217	42,920
ANSYS INC (1)	53	18,399
APPLE INC	5,049	865,803

APPLIED MATERIALS INC	286	58,982
ARISTA NETWORKS INC (1)	110	31,898
ATLASSIAN CORPORATION PLC (1)	69	13,463
AUTODESK INC (1)	127	33,073
AVNET INC	604	29,946
BIGCOMMERCE HOLDINGS, INC. (1)	1,383	9,529
BROADCOM INC	148	196,161
CADENCE DESIGNS SYS (1)	125	38,910
CISCO SYSTEMS INC	1,463	73,018
CLOUDFLARE INC (1)	105	10,167
CROWDSTRIKE HOLDINGS, INC. (1)	87	27,891
DATADOG, INC. (1)	135	16,686
F5, INC. (1)	368	69,769
FORTINET INC (1)	295	20,151
GEN DIGITAL INC	1,570	35,168
HUBSPOT INC (1)	24	15,037
INTEL CORP	1,412	62,368
INTL BUSINESS MACHINES	328	62,635
INTUIT INC	116	75,400
JUNIPER NETWORKS	1,117	41,396
KLA Corporation	55	38,421
LAM RESEARCH CORP	51	49,550
LITTELFUSE INC	121	29,324
MARVELL TECHNOLOGY INC.	364	25,800
MICROCHIP TECH INC	350	31,399
MICRON TECH INC	425	50,103
MICROSOFT CORP	2,498	1,050,959
MICROSTRATEGY INC (1)	5	8,523
MONGODB INC (1)	39	13,987
MONOLITHIC POWER SYS INC	25	16,936
NVIDIA CORP	810	731,884
OKTA INC. (A) (1)	88	9,207
ON SEMICONDUCTOR CORP (1)	214	15,740
ORACLE CORPORATION	576	72,351
PALANTIR TECHNOLOGIES INC (1)	759	17,465
PALO ALTO NETWORKS INC (1)	112	31,823
QORVO INC (1)	454	52,133
QUALCOMM INC	391	66,196
ROPER TECHNOLOGIES INC	86	48,232
SALESFORCE INC	326	98,185
SERVICENOW INC (1)	80	60,992
SNOWFLAKE INC (1)	132	21,331
SUPER MICRO COMPUTER INC (1)	17	17,171
SYNOPSYS INC (1)	71	40,577
TD SYNNEX CORPORATION	315	35,627
TEXAS INSTRUMENTS INC	330	57,489
Trimble Inc. (1)	1,480	95,253
VISHAY INTERTECHNOLOGY INC	1,213	27,511
WORKDAY INC (1)	81	22,093
ZEBRA TECH CORP (1)	221	66,618

		5,035,709

Materials - 1.1%
AMCOR PLC	4,756	45,230
CF INDUSTRIES HOLDINGS	882	73,391
EASTMAN CHEMICAL COMPANY	802	80,376
FMC CORP	1,107	70,516
INTERNATIONAL PAPER CO	1,585	61,847
WESTROCK COMPANY	1,763	87,180

		418,540

Real Estate Investment Trust - 1.2%
BOSTON PROPERTIES INC	714	46,631
CAMDEN PROPERTY TRUST	500	49,200
FEDERAL REALTY INVESTMENT TRUST (MD)	445	45,443
HEALTHPEAK PROPERTIES INC	9,906	185,738

HOST HOTEL & RESORTS INC		2,525	52,217
KIMCO REALTY CORP		1,613	31,631
UDR INC		938	35,091

			445,951

Utilities - 0.9%
AES CORPORATION		1,810	32,453
ALLIANT ENERGY CORP		976	49,190
EVERGY INC		785	41,903
NISOURCE INC HLDG CO		1,769	48,931
NRG ENERGY INC		1,562	105,732
PINNACLE WEST CAP CORP		610	45,585

			323,794

Total Common Stocks (United States)	(Cost	$17,978,931)	19,022,883

Preferred Stock (United States) - 0.0%

Wells Fargo & Co. Preferred (1)(4)		1	0

Total Preferred Stock (United States)	(Cost	$0)	0

Warrants (United States) - 0.0%

ABIOMED Inc - CVR (1)(4)		546	0

Total Warrants (United States)	(Cost	$0)	0

Registered Investment Companies - 4.6%

U.S. Fixed Income - 4.4%

Baird Core Plus Bond Fund - Class I		50,019	503,194
BRANDYWINEGLOBAL HIGH YIELD CLASS I		12,808	130,384
DODGE & COX INCOME FUND CLASS I		25,845	321,773
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND CLASS Z		12,071	130,362
FIDELITY ADVISOR TOTAL BOND FUND CLASS Z		53,525	506,347

			1,592,060

International Fixed Income - 0.2%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		888	79,627

			79,627

Total Registered Investment Companies	(Cost	$1,668,420)	1,671,687

Money Market Registered Investment Companies - 27.2%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		9,898,495	9,899,485

Total Money Market Registered Investment Companies	(Cost	$9,899,484)	9,899,485

Total Investments - 84.0%	(Cost	$29,546,835)	30,594,055

Other Assets less Liabilities - 16.0%			5,832,479

Total Net Assets - 100.0%			36,426,534

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,266	17,192
Meeder Dynamic Allocation Fund - Retail Class		3,374	49,868
Meeder Muirfield Fund - Retail Class		1,815	18,259
Meeder Conservative Allocation Fund - Retail Class		367	8,346

Total Trustee Deferred Compensation	(Cost	$73,095)	93,665

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	8	6/21/2024	2,461,920	805
Mini MSCI EAFE Index Futures	57	6/21/2024	6,717,735	2,854
Mini MSCI Emerging Markets Index Futures	27	6/21/2024	1,416,150	4,373
Standard & Poors 500 Mini Futures	18	6/21/2024	4,777,650	46,916

Total Futures Contracts	110		15,373,455	54,949

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$30,594,055	$54,949
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$30,594,055	$54,949

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.
(3)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Exchange-traded fund.
(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.